Change in Working Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Change in Working Capital
29.	CHANGE IN WORKING CAPITAL
	Inventories	0.8	(55.1)	(39.2)
	Trade and other receivables	15.0	(2.2)	2.8
	Trade and other payables	(32.1)	(12.1)	34.1

	Total change in working capital	(16.3)	(69.4)	(2.3)